Offerings	Mar. 27, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Senior Notes 2028
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99981
Maximum Aggregate Offering Price	$ 999,810,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,070.92
Offering Note
(1) Calculated in
accordance
with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). Payment of the registration fee at the time of filing of the registrant’s registration statement on Form
S-3
(File
No. 333-269159)
filed with the Securities and Exchange Commission on January 9, 2023 was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. This registration fee table shall be deemed to update the “Calculation of Registration Fee” table in such registration statement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes 2030
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99834
Maximum Aggregate Offering Price	$ 998,340,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,845.86
Offering Note
(1) Calculated in
accordance
with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). Payment of the registration fee at the time of filing of the registrant’s registration statement on Form
S-3
(File
No. 333-269159)
filed with the Securities and Exchange Commission on January 9, 2023 was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. This registration fee table shall be deemed to update the “Calculation of Registration Fee” table in such registration statement.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Senior Notes 2032
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99907
Maximum Aggregate Offering Price	$ 999,070,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,957.62
Offering Note
(1) Calculated in
accordance
with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). Payment of the registration fee at the time of filing of the registrant’s registration statement on Form
S-3
(File
No. 333-269159)
filed with the Securities and Exchange Commission on January 9, 2023 was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. This registration fee table shall be deemed to update the “Calculation of Registration Fee” table in such registration statement.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes 2035
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99681
Maximum Aggregate Offering Price	$ 996,810,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,611.62
Offering Note
(1) Calculated in
accordance
with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). Payment of the registration fee at the time of filing of the registrant’s registration statement on Form
S-3
(File
No. 333-269159)
filed with the Securities and Exchange Commission on January 9, 2023 was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. This registration fee table shall be deemed to update the “Calculation of Registration Fee” table in such registration statement.